ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Specific matters relating to the merger between Telecom Argentina and Cablevisin (Details) - Cablevision S.A.
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Disclosure of detailed information about business combination [line items]
Consideration paid, fair value of shares issued			$ 194,435,000,000
ADR Price (in dollars per ADR) | $ / shares	$ 36.63
Number of ADRs outstanding			193,831,921	9,871.07005
Net identifiable assets			$ 108,324,000,000
Non-controlling interest in acquiree recognised			1,958,000,000
Goodwill recognised as of acquisition date			88,072,000,000
Merger contribution surplus			127,343,000,000
Fair value of property, plant and equipment			92,637,000,000
Fair value of intangible assets			$ 59,329,000,000
Deferred income tax assets	$ 24,716
Minimum
Disclosure of detailed information about business combination [line items]
Weighted statutory income tax rate (*)		25.00%
Licences
Disclosure of detailed information about business combination [line items]
Fair value adjustment allocated to intangible assets		$ 22,046,000,000
Building and Automobile
Disclosure of detailed information about business combination [line items]
Fair value adjustment allocated to property, plant and equipment		50,504,000,000
Customer relationships
Disclosure of detailed information about business combination [line items]
Fair value adjustment allocated to intangible assets		13,701,000,000
Brands
Disclosure of detailed information about business combination [line items]
Fair value adjustment allocated to intangible assets		$ 13,029,000,000
Adesol | Maximum
Disclosure of detailed information about business combination [line items]
Weighted statutory income tax rate (*)		30.00%